Income Tax (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Statutory tax rate	25.00%	25.00%
Profit before tax threshold limit subject to lower tax rate (in Dollars)	$ 2,000
Gross Margin Percentage	16.50%
Preferential income tax rate percentage	25.00%
Corporate income tax	15.00%
Income tax with holding rate	10.00%
Minimum [Member]
Income Tax (Details) [Line Items]
Preferential income tax rate percentage	5.00%
Maximum [Member]
Income Tax (Details) [Line Items]
Preferential income tax rate percentage	10.00%
Yunnan Zhongchuang Education Tutorial Academy [Member]
Income Tax (Details) [Line Items]
Preferential income tax rate percentage	15.00%
[Hong Kong [Member]
Income Tax (Details) [Line Items]
Statutory tax rate	16.50%	16.50%	16.50%
Current tax rate percentage	8.25%
China [Member]
Income Tax (Details) [Line Items]
Preferential income tax rate percentage	25.00%
EIT [Member]
Income Tax (Details) [Line Items]
Statutory tax rate	25.00%
Local Tax Authority [Member]
Income Tax (Details) [Line Items]
Statutory tax rate			25.00%
PRC [Member]
Income Tax (Details) [Line Items]
Statutory tax rate	25.00%